Other Reserves	12 Months Ended
Dec. 31, 2022
Disclosure of Other reserves [Abstract]
Other reserves
39	Other reserves

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - optionally convertible promissory notes (Note 35)	Value of conversion rights - convertible redeemable preferred shares	Value of conversion rights - convertible promissory note (Note 34)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020	451,325	(467,819)	223,712	—	230,006	5,744,955	(1,599,888)	4,582,291

C-round restructuring	—	—	—	1,489,748	(219,738)	—	25,648	1,295,658
Conversion of Class C ordinary shares to ordinary shares upon IPO	—	—	—	—	(10,268)	—	—	(10,268)
Foreign operation translation difference	—	614,399	—	—	—	—	—	614,399
Appropriation to general reserve	—	—	772,466	—	—	—	—	772,466
Share-based payment	164,164	—	—	—	—	—	—	164,164

As of December 31, 2020	615,489	146,580	996,178	1,489,748	—	5,744,955	(1,574,240)	7,418,710

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - optionally convertible promissory notes (Note 35)	Value of conversion rights - convertible promissory note (Note 34)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2021	615,489	146,580	996,178	1,489,748	5,744,955	(1,574,240)	7,418,710

Exercise of share-based payment	(72,709)	—	—	—	—	—	(72,709)
Foreign operation translation difference	—	28,402	—	—	—	—	28,402
Appropriation to general reserve	—	—	1,789,034	—	—	—	1,789,034
Share-based payment	132,071	—	—	—	—	—	132,071
Acquisition of non-controlling interests of a subsidiary	—	—	—	—	—	9,487	9,487

As of December 31, 2021	674,851	174,982	2,785,212	1,489,748	5,744,955	(1,564,753)	9,304,995

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - optionally convertible promissory notes (Note 35)	Value of conversion rights - convertible promissory note (Note 34)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2022	674,851	174,982	2,785,212	1,489,748	5,744,955	(1,564,753)	9,304,995

Exercise of share-based payment	(68,110)	—	—	—	—	—	(68,110)
Foreign operation translation difference	—	(1,581,252)	—	—	—	—	(1,581,252)
Appropriation to general reserve	—	—	42,078	—	—	—	42,078
Share-based payment	45,491	—	—	—	—	—	45,491
Redemption and extension of convertible promissory notes (Note 34(a))	—	—	—	—	(5,584,770)	—	(5,584,770)

As of December 31, 2022	652,232	(1,406,270)	2,827,290	1,489,748	160,185	(1,564,753)	2,158,432